WPG PARTNERS SELECT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.0%
Communication Services — 5.5%
Cars.com, Inc. (a)	113,039	$2,104,786
Ooma, Inc. (a)	92,278	1,070,425
Vimeo, Inc. (a)	771,417	2,715,388
		5,890,599
Consumer Discretionary — 3.8%
Gildan Activewear, Inc.	60,040	2,174,048
PlayAGS, Inc. (a)	251,086	1,920,808
		4,094,856
Consumer Staples — 9.6%
Adecoagro SA	222,390	2,548,590
Nomad Foods Ltd. (a)	156,595	2,529,009
TreeHouse Foods, Inc. (a)	125,695	5,117,043
		10,194,642
Energy — 6.4%
Green Plains, Inc. (a)	44,379	1,104,150
International Seaways, Inc.	32,283	1,473,396
Kosmos Energy Ltd. (a)	473,287	3,213,618
SM Energy Co.	27,064	1,013,547
		6,804,711
Financials — 21.1%
AGNC Investment Corp.	196,900	1,736,658
Axis Capital Holdings Ltd.	38,597	2,174,556
BGC Group, Inc. - Class A	80,301	521,957
EZCORP, Inc. - Class A (a)	253,929	2,082,218
Federal Agricultural Mortgage Corp. - Class C	11,344	1,881,289
Fidelis Insurance Holdings Ltd. (a)	137,344	1,675,597
FirstCash Holdings, Inc.	15,397	1,724,464
Kemper Corp.	104,932	4,641,142
NMI Holdings, Inc. - Class A (a)	36,108	992,970
Perella Weinberg Partners	158,350	1,855,862
Popular, Inc.	23,898	1,763,433
Webster Financial Corp.	31,947	1,432,823
		22,482,969
Health Care — 14.5%
Enovis Corp. (a)	104,549	5,170,993
Halozyme Therapeutics, Inc. (a)	56,897	2,196,793
Innoviva, Inc. (a)	207,829	2,878,432
Pacira BioSciences, Inc. (a)	81,218	2,215,627
Pennant Group, Inc. (a)	127,343	1,747,146
Tenet Healthcare Corp. (a)	16,076	1,109,405
		15,318,396
Industrials — 19.7%
Air Lease Corp.	85,603	3,320,540
Arcosa, Inc.	61,797	4,585,338
Clarivate PLC (a)	394,890	3,064,346
Hillman Solutions Corp. (a)	198,774	1,455,026
ICF International, Inc.	10,734	1,502,223
Janus International Group, Inc. (a)	249,844	2,635,854
KBR, Inc.	41,520	2,145,338
Manitowoc Co., Inc. (a)	68,298	978,710
V2X, Inc. (a)	25,792	1,093,581
		20,780,956
Information Technology — 6.4%
8x8, Inc. (a)	604,867	1,869,039
LiveRamp Holdings, Inc. (a)	78,370	2,598,750
SmartRent, Inc. (a)	425,641	1,332,256
Tower Semiconductor Ltd. (a)	33,878	927,580
		6,727,625
Materials — 7.1%
Ecovyst, Inc. (a)	105,563	1,004,960
ERO Copper Corp. (a)	116,339	1,434,460
Tronox Holdings PLC	408,851	5,212,850
		7,652,270
Real Estate — 4.9%
Equity Commonwealth	170,873	3,210,703
Spirit Realty Capital, Inc.	47,162	1,947,791
		5,158,494
TOTAL COMMON STOCKS (COST $101,850,078)		105,105,518

	NUMBER OF SHARES
SHORT-TERM INVESTMENTS — 1.3%
Money Market Deposit Accounts — 1.3%
Tri-State Deposit, 5.45% (b)	1,181,341	1,181,341
U.S. Bank Money Market Deposit Account, 5.20% (b)	257,238	257,238
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $1,438,579)		1,438,579
TOTAL SHORT-TERM INVESTMENTS (COST $1,438,579)		1,438,579
TOTAL INVESTMENTS (COST $103,288,657) — 100.3%		106,544,097
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(279,596)
TOTAL NET ASSETS — 100.0%		$106,264,501

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

WPG PARTNERS SELECT SMALL CAP VALUE FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$105,105,518	$105,105,518	$–	$–
Total Equity Securities	105,105,518	105,105,518	–	–

Short-Term Investments
Money Market Deposit Accounts	1,438,579	257,238	1,181,341	–
Total Short-Term Investments	1,438,579	257,238	1,181,341	–
Total Assets*	$106,544,097	$105,362,756	$1,181,341	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.